Investment Objectives and Goals	Apr. 30, 2026
TrueShares Structured Outcome (January) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (January) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from January 1, 2026 to December 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (January 1) and ends on December 31 of the following year.

TrueShares Structured Outcome (February) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (FEBUARY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (February) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from February 1, 2026 to January 31, 2027, and each subsequent twelve-month period begins the day after the current period ends (February 1) and ends on January 31 of the following year.

TrueShares Structured Outcome (March) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (March) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from March 1, 2026 to February 28, 2027, and each subsequent twelve-month period begins the day after the current period ends (March 1) and ends on February 28 of the following year.

TrueShares Structured Outcome (April) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (April) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from April 1, 2026 to March 31, 2027, and each subsequent twelve-month period begins the day after the current period ends (April 1) and ends on March 31 of the following year.

TrueShares Structured Outcome (May) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (MAY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (May) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from May 1, 2025 to April 30, 2026, and each subsequent twelve-month period begins the day after the current period ends (May 1) and ends on April 30 of the following year.

TrueShares Structured Outcome (June) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (June) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from June 1, 2025 to May 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (June 1) and ends on May 31 of the following year.

TrueShares Structured Outcome (July) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (JULY) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (July) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from July 1, 2025, to June 30, 2026, and each subsequent twelve-month period begins the day after the current period ends (July 1) and ends on June 30 of the following year.

TrueShares Structured Outcome (August) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (August) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from August 1, 2025, to July 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (August 1) and ends on July 31 of the following year.

TrueShares Structured Outcome (September) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (September) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from September 1, 2025, to August 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (September 1) and ends on August 31 of the following year.

TrueShares Structured Outcome (October) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (October) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from October 1, 2025, to September 30, 2026, and each subsequent twelve-month period begins the day after the current period ends (October 1) and ends on September 30 of the following year.

TrueShares Structured Outcome (November) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (November) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from November 1, 2025, to October 31, 2026, and each subsequent twelve-month period begins the day after the current period ends (November 1) and ends on October 31 of the following year.

TrueShares Structured Outcome (December) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The TrueShares Structured Outcome (December) ETF (the “Fund”) seeks to provide investors with returns (before fees and expenses) that track those of the S&P 500 Price Return Index (the “S&P 500 Price Index”) while seeking to provide a buffer against the first 8% to 12% of S&P 500 Price Index losses, over a twelve-month period. The current twelve-month period extends from December 1, 2025, to November 30, 2026, and each subsequent twelve-month period begins the day after the current period ends (December 1) and ends on November 30 of the following year.

TrueShares Technology, AI & Deep Learning ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Technology, AI & Deep Learning ETF (the “Fund”) seeks total return.
Polen Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY— POLEN DIVIDEND INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Dividend Income ETF (the “Fund”) seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
TrueShares Eagle Global Renewable Energy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The TrueShares Eagle Global Renewable Energy Income ETF (the “Fund” or the “Energy Income ETF”) seeks long-term growth of capital.
RiverNorth Patriot ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—RIVERNORTH PATRIOT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverNorth Patriot ETF (the “Patriot ETF” or the “Fund”) seeks capital growth.
RiverNorth Enhanced Pre-Merger SPAC ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY— RIVERNORTH ENHANCED PRE-MERGER SPAC ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The RiverNorth Enhanced Pre-Merger SPAC ETF (the “Fund”) seeks to preserve capital and provide incremental total return.